Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar. 31, 2012
Thompson Plumb Growth Fund (Prospectus Summary) | Thompson Plumb Growth Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Thompson Plumb Growth Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective.
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Growth Fund seeks a high level of long-term capital appreciation.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Growth Fund.
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Growth Fund.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 40%
		of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	40.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be
		higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies of the Fund.
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Growth Fund normally invests at least 80% of its net assets plus any borrowing for investment purposes in a diversified portfolio of equity securities of large-capitalization companies that at the time of purchase fall within the capitalization ranges of companies in the S&P 500 Index, the Fund's benchmark.
Although market capitalizations are constantly changing, as of December 31, 2011, the smallest company in the S&P 500 Index had a market capitalization of $1.22 billion.  The Fund's equity investments included within this 80% may include common stocks, American Depositary Receipts (ADRs), and real estate investment trusts (REITs). Although current income is not its primary objective, the Growth
Fund anticipates that capital growth will be accompanied by growth through dividend income.

We invest in equity securities that possess most of the following characteristics:

• Leading market positions

• High barriers to entry and other competitive or technological advantages

• High returns on equity and assets

• Good growth prospects

• Strong management

• Relatively low debt burdens

We also generally seek to identify investment opportunities in equity securities of companies that we believe have above-average potential for earnings and dividend growth.

To achieve a better risk-adjusted return on its equity investments, the Growth
Fund invests in a diversified portfolio of companies, including companies from a blend of industries and style classes. We believe that holding a diverse group of stocks will provide competitive returns under different market environments relative to more narrow investment styles. Our flexible approach to equity investing enables us to adapt to changing market trends and conditions and to
		invest wherever we believe opportunity exists.
Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund.
Risk, Narrative	rr_RiskNarrativeTextBlock	Like all investments, an investment in the Growth Fund is subject to risks, and you could lose money investing in the Fund. The Fund could fail to achieve its investment objective. The Growth Fund is suitable if you are looking for capital appreciation by investing in a diverse group of large-sized companies and have a long-term perspective.

An investment in the Growth Fund typically is subject to the following principal risks:

Market Risk. It is possible that the Fund's share price and total return may decline as a result of a decline in the value of its portfolio of equity securities. The equity securities in which the Growth Fund invests fluctuate in value due to changes in the securities markets, general economic conditions and factors that particularly affect the issuers of these stocks and their industries.

Large Cap Risk. Companies having large capitalizations tend to be more mature than smaller-capitalization stocks. As a result, these types of companies may have fewer opportunities to grow relative to the economy as a whole.

Smaller Cap Risk. Companies having medium and smaller capitalizations are subject to greater price volatility than stocks of large companies and may have lower trading volume and less market liquidity than larger, more-established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or services markets, fewer financial resources and less competitive strength than larger companies.

Style Risk. From time to time we may prefer a certain investment style, such as a growth style or value style, that may underperform and/or be more volatile than other investment styles or the stock markets generally during these periods.

Active Management Risk. Our selection of securities for the Growth Fund may not perform as well as expected when those securities were purchased or as well as the securities markets generally.

Depositary Receipts Risk. American Depositary Receipts ("ADRs") are subject to some extent to the risks associated with directly investing in securities of foreign issuers, including the risk of changes in currency exchange rates, expropriation or nationalization of assets, and the impact of political, diplomatic, or social events.

Real Estate Investment Trusts. Real Estate Investment Trusts ("REITs") depend on specialized management skills and may have limited diversification and smaller market capitalizations.

Please see page 20 of the Prospectus for detailed information about the risks
		described above.
Risk, Lose Money	rr_RiskLoseMoney	Like all investments, an investment in the Growth Fund is subject to risks, and you could lose money investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Past Performance.
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Growth Fund by showing how the Fund's total returns before taxes have varied from year to year and how the Fund's average annual total returns
(both before and after taxes) for one, five and ten years compare to a broad measure of market performance. As with all mutual funds, the Fund's past performance
(before and after taxes) is not necessarily an indication of how the Fund will perform
		in the future.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Growth Fund by showing how the Fund's total returns before taxes have varied from year to year and how the Fund's average annual total returns (both before and after taxes) for one, five and ten years compare to a broad measure of market performance.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock	The Fund's highest/lowest quarterly results during this period were: Highest: 23.81% (quarter ended 6/30/03) Lowest: -24.68% (quarter ended 12/31/08)
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as
		401(k) plans or individual retirement accounts.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2011)
Thompson Plumb Growth Fund (Prospectus Summary) | Thompson Plumb Growth Fund | S&P 500 Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.92%
Thompson Plumb Growth Fund (Prospectus Summary) | Thompson Plumb Growth Fund | Thompson Plumb Growth Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Maximum Account Fee	rr_MaximumAccountFeeOverAssets	none
Outgoing Wire Transfer Fee	rr_ShareholderFeeOther	15.00
Management Fees	rr_ManagementFeesOverAssets	0.94%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.37%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.31%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	133
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	415
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	718
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,579
Annual Return 2002	rr_AnnualReturn2002	(20.42%)
Annual Return 2003	rr_AnnualReturn2003	31.86%
Annual Return 2004	rr_AnnualReturn2004	4.14%
Annual Return 2005	rr_AnnualReturn2005	(2.41%)
Annual Return 2006	rr_AnnualReturn2006	14.96%
Annual Return 2007	rr_AnnualReturn2007	(6.58%)
Annual Return 2008	rr_AnnualReturn2008	(47.66%)
Annual Return 2009	rr_AnnualReturn2009	37.61%
Annual Return 2010	rr_AnnualReturn2010	13.52%
Annual Return 2011	rr_AnnualReturn2011	(3.98%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.81%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.68%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.98%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(6.01%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(1.06%)
Thompson Plumb Growth Fund (Prospectus Summary) | Thompson Plumb Growth Fund | Thompson Plumb Growth Fund | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.03%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(6.50%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(1.48%)
Thompson Plumb Growth Fund (Prospectus Summary) | Thompson Plumb Growth Fund | Thompson Plumb Growth Fund | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.52%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(4.93%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(0.84%)